Intangible Assets (Tables)	12 Months Ended
Sep. 27, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Amortization Expense of Intangible Assets

Amortization expense related to amortized intangible assets is as follows (in thousands):

	Fiscal Years
	2013	2012	2011
Cost of revenue	$2,986	$2,259	$1,588
Selling, general and administrative	1,335	1,336	1,069

Total	$4,321	$3,595	$2,657

Summary of Intangible Assets

Intangible assets consist of the following (in thousands):

	September 27, 2013	September 28, 2012
Acquired technology	$23,637	$21,354
Customer relationships	13,150	13,150
Trade name	3,400	3,400

Total	40,187	37,904
Less accumulated amortization	(15,389)	(11,068)

Intangible assets — net	$24,798	$26,836

Summary of Activity in Intangible Assets and Goodwill

A summary of the activity in intangible assets and goodwill follows (in thousands):

	Total	Acquired Technology	Customer Relationships	Trade Name	Goodwill
Balance at September 30, 2011	$41,894	$21,354	$13,150	$3,400	$3,990
Nitronex Acquisition	2,760	—	—	—	2,760

Balance at September 28, 2012	44,654	21,354	13,150	3,400	6,750
Other intangibles purchased	2,283	2,283	—	—	—

Balance at September 27, 2013	$46,937	$23,637	$13,150	$3,400	$6,750

Summary of Estimated Amortization of Intangible Assets in Future Fiscal Years	Estimated amortization of the intangible assets in future fiscal years as of September 27, 2013 (in thousands):

2014	$4,376
2015	4,376
2016	3,611
2017	2,847
2018	2,598
Thereafter	3,590

Total	$21,398